SP Funds S&P 500 Sharia Industry Exclusions ETF

Schedule of Investments

February 28, 2025 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Agriculture - 0.1%
Archer-Daniels-Midland Co.	16,781	$792,063

Apparel - 0.4%
Deckers Outdoor Corp.(a)	5,355	746,273
NIKE, Inc. - Class B	41,945	3,331,692
Ralph Lauren Corp.	1,381	374,444
		4,452,409

Auto Manufacturers - 2.7%
Cummins, Inc.	4,785	1,761,742
Tesla, Inc. (a)	98,537	28,869,370
		30,631,112

Beverages - 0.9%
Keurig Dr Pepper, Inc.	39,939	1,338,755
Monster Beverage Corp.(a)	24,675	1,348,489
PepsiCo, Inc.	48,341	7,418,893
		10,106,137

Biotechnology - 0.9%
Biogen, Inc.(a)	5,062	711,211
Corteva, Inc.	24,164	1,521,849
Gilead Sciences, Inc.	43,924	5,020,952
Incyte Corp.(a)	5,619	412,996
Regeneron Pharmaceuticals, Inc.	3,674	2,567,171
		10,234,179

Building Materials - 1.0%
Builders FirstSource, Inc.(a)	3,962	550,679
Carrier Global Corp.	29,365	1,902,852
Johnson Controls International PLC	23,546	2,016,950
Lennox International, Inc.	1,125	676,181
Martin Marietta Materials, Inc.	2,166	1,046,481
Masco Corp.	7,707	579,412
Mohawk Industries, Inc.(a)	1,711	201,197
Trane Technologies PLC	7,892	2,791,401
Vulcan Materials Co.	4,646	1,149,002
		10,914,155

Chemicals - 1.7%
Air Products and Chemicals, Inc.	7,805	2,467,551
Albemarle Corp.	3,993	307,581
CF Industries Holdings, Inc.	6,063	491,224
DuPont de Nemours, Inc.	14,658	1,198,585
Ecolab, Inc.	8,854	2,381,814
FMC Corp.	4,399	162,323
Linde PLC	16,717	7,807,675
PPG Industries, Inc.	8,140	921,611
The Mosaic Co.	11,207	268,071
The Sherwin-Williams Co.	8,106	2,936,561
		18,942,996

Commercial Services - 0.5%
Cintas Corp.	12,055	2,501,412
Equifax, Inc.	4,361	1,069,317
Quanta Services, Inc.	5,120	1,329,306
Rollins, Inc.	9,917	519,552
		5,419,587

Computers - 13.0%
Accenture PLC - Class A	21,968	7,655,848
Apple, Inc.	533,298	128,972,788
Cognizant Technology Solutions Corp. - Class A	17,445	1,453,692
EPAM Systems, Inc.(a)	1,884	388,368
Fortinet, Inc.(a)	22,428	2,422,448
Gartner, Inc.(a)	2,661	1,326,029
HP, Inc.	33,994	1,049,395
Leidos Holdings, Inc.	4,665	606,310
NetApp, Inc.	7,138	712,444
Super Micro Computer, Inc.(a)	17,752	735,998
		145,323,320

Cosmetics & Personal Care - 1.7%
Colgate-Palmolive Co.	28,807	2,626,334
Estee Lauder Cos., Inc. - Class A	8,202	589,806
Kenvue, Inc.	67,565	1,594,534
The Procter & Gamble Co.	83,052	14,437,760
		19,248,434

Distribution & Wholesale - 0.5%
Copart, Inc.(a)	30,913	1,694,033
Fastenal Co.	20,206	1,530,200
Pool Corp.	1,305	452,835
W.W. Grainger, Inc.	1,506	1,537,942
		5,215,010

Electric - 0.2%
Constellation Energy Corp.	10,995	2,754,742

Electrical Components & Equipment - 0.7%
AMETEK, Inc.	8,093	1,532,005
Eaton Corp. PLC	13,928	4,085,361
Emerson Electric Co.	20,023	2,434,997
Generac Holdings, Inc.(a)	2,139	291,225
		8,343,588

Electronics - 1.4%
Allegion PLC	2,960	380,981
Amphenol Corp. - Class A	42,523	2,832,032
Fortive Corp.	12,188	969,433
Garmin Ltd.	5,444	1,246,295
Honeywell International, Inc.	22,879	4,870,710
Hubbell, Inc.	1,791	665,518
Jabil, Inc.	3,878	600,780
Keysight Technologies, Inc.(a)	6,041	963,721
Mettler-Toledo International, Inc.(a)	643	818,359
TE Connectivity PLC	10,462	1,611,462
Trimble, Inc.(a)	8,658	623,203
		15,582,494

Energy - Alternate Sources - 0.1%
Enphase Energy, Inc.(a)	4,712	270,139
First Solar, Inc.(a)	3,729	507,815
		777,954

Engineering & Construction - 0.1%
Jacobs Solutions, Inc.	4,418	565,990

Environmental Control - 0.5%
Pentair PLC	5,781	544,570
Republic Services, Inc.	7,136	1,691,375
Veralto Corp.	8,741	872,002
Waste Management, Inc.	12,871	2,996,111
		6,104,058

Food - 0.6%
General Mills, Inc.	19,686	1,193,365
Kellanova	9,550	791,695
Lamb Weston Holdings, Inc.	4,949	256,705
McCormick & Co., Inc.	8,882	733,742
Mondelez International, Inc. - Class A	47,129	3,027,096
The Hershey Co.	5,124	884,966
		6,887,569

Healthcare - Products - 4.8%
Abbott Laboratories	61,123	8,435,585
Agilent Technologies, Inc.	10,230	1,308,622
Align Technology, Inc.(a)	2,428	454,109
Bio-Techne Corp.	5,554	342,960
Boston Scientific Corp.(a)	51,994	5,396,457
Danaher Corp.	22,641	4,703,894
Edwards Lifesciences Corp.(a)	20,748	1,485,972
GE HealthCare Technologies, Inc.	16,204	1,415,419
Hologic, Inc.(a)	8,110	514,093
IDEXX Laboratories, Inc.(a)	2,806	1,226,531
Insulet Corp.(a)	2,449	666,789
Intuitive Surgical, Inc.(a)	12,484	7,155,205
Medtronic PLC	45,181	4,157,556
ResMed, Inc.	5,095	1,189,784
STERIS PLC	3,475	761,928
Stryker Corp.	12,064	4,658,996
Teleflex, Inc.	1,562	207,356
The Cooper Cos., Inc.(a)	6,953	628,412
Thermo Fisher Scientific, Inc.	13,424	7,100,759
Waters Corp.(a)	2,121	800,338
West Pharmaceutical Services, Inc.	2,518	585,032
Zimmer Biomet Holdings, Inc.	6,963	726,380
		53,922,177

Healthcare - Services - 0.1%
Charles River Laboratories International, Inc.(a)	1,689	279,208
Molina Healthcare, Inc.(a)	1,890	569,117
		848,325

Home Builders - 0.2%
D.R. Horton, Inc.	10,220	1,295,998
PulteGroup, Inc.	7,194	742,997
		2,038,995

Household Products & Wares - 0.3%
Avery Dennison Corp.	2,759	518,609
Church & Dwight Co., Inc.	8,629	959,545
Kimberly-Clark Corp.	11,756	1,669,469
The Clorox Co.	4,356	681,235
		3,828,858

Internet - 18.4%
Alphabet, Inc. - Class A	206,104	35,095,389
Alphabet, Inc. - Class C	167,874	28,911,260
Amazon.com, Inc.(a)	330,130	70,079,996
Booking Holdings, Inc.	1,158	5,808,540
CDW Corp.	4,659	830,234
eBay, Inc.	16,808	1,088,150
F5, Inc.(a)	1,925	562,928
Meta Platforms, Inc. - Class A	76,860	51,357,852
Palo Alto Networks, Inc.(a)	23,016	4,382,937
Uber Technologies, Inc.(a)	74,284	5,646,327
VeriSign, Inc.(a)	2,823	671,535
		204,435,148

Iron & Steel - 0.2%
Nucor Corp.	8,256	1,134,952
Steel Dynamics, Inc.	4,945	667,921
		1,802,873

Machinery - Diversified - 0.7%
Dover Corp.	4,785	951,114
IDEX Corp.	2,618	508,756
Ingersoll Rand, Inc.	14,260	1,208,963
Nordson Corp.	1,811	380,835
Otis Worldwide Corp.	14,065	1,403,406
Rockwell Automation, Inc.	3,907	1,121,895
Westinghouse Air Brake Technologies Corp.	5,995	1,111,233
Xylem, Inc.	8,620	1,128,272
		7,814,474

Mining - 0.3%
Freeport-McMoRan, Inc.	50,617	1,868,274
Newmont Corp.	40,080	1,717,027
		3,585,301

Miscellaneous Manufacturers - 0.8%
3M Co.	19,201	2,978,459
A O Smith Corp.	4,109	273,167
Illinois Tool Works, Inc.	9,389	2,478,508
Parker-Hannifin Corp.	4,514	3,017,654
		8,747,788

Office & Business Equipment - 0.0%(b)
Zebra Technologies Corp. - Class A(a)	1,727	544,091

Oil & Gas - 2.7%
ConocoPhillips	45,633	4,524,512
Coterra Energy, Inc.	25,939	700,094
Devon Energy Corp.	23,093	836,428
EOG Resources, Inc.	19,902	2,526,360
Exxon Mobil Corp.	155,038	17,260,380
Hess Corp.	9,788	1,457,825
Texas Pacific Land Corp.	604	862,482
Valero Energy Corp.	11,117	1,453,325
		29,621,406

Oil & Gas Services - 0.4%
Baker Hughes Co.	34,821	1,552,668
Halliburton Co.	30,972	816,732
Schlumberger NV	49,823	2,075,626
		4,445,026

Packaging & Containers - 0.1%
Packaging Corp. of America	3,179	677,413

Pharmaceuticals - 6.3%
AbbVie, Inc.	62,268	13,015,880
Becton Dickinson & Co.	10,138	2,286,423
Cardinal Health, Inc.	8,533	1,104,853
Cencora, Inc.	6,106	1,548,115
Dexcom, Inc.(a)	13,781	1,217,827
Eli Lilly & Co.	27,778	25,573,260
Henry Schein, Inc.(a)	4,461	321,950
Johnson & Johnson	84,931	14,015,314
McKesson Corp.	4,457	2,853,639
Merck & Co., Inc.	89,230	8,231,468
		70,168,729

Retail - 3.3%
AutoZone, Inc.(a)	542	1,893,211
Best Buy Co., Inc.	6,845	615,434
Genuine Parts Co.	4,824	602,421
Lowe's Cos., Inc.	19,929	4,955,147
Lululemon Athletica, Inc.(a)	3,921	1,433,557
O'Reilly Automotive, Inc.(a)	1,914	2,629,147
Ross Stores, Inc.	11,701	1,641,884
Target Corp.	16,221	2,015,297
The Home Depot, Inc.	35,039	13,896,467
TJX Cos., Inc.	39,741	4,958,087
Tractor Supply Co.	18,887	1,045,396
Ulta Beauty, Inc.(a)	1,591	582,879
		36,268,927

Semiconductors - 16.5%
Advanced Micro Devices, Inc.(a)	57,254	5,717,384
Analog Devices, Inc.	17,466	4,018,228
Applied Materials, Inc.	29,044	4,590,985
Broadcom, Inc.	164,741	32,854,298
KLA Corp.	4,675	3,313,827
Lam Research Corp.	45,316	3,477,550
Microchip Technology, Inc.	19,098	1,124,108
Micron Technology, Inc.	39,031	3,654,473
Monolithic Power Systems, Inc.	1,642	1,003,278
NVIDIA Corp.	865,508	108,119,259
NXP Semiconductors NV	8,922	1,923,494
ON Semiconductor Corp.(a)	15,180	714,219
QUALCOMM, Inc.	39,200	6,161,064
Skyworks Solutions, Inc.	5,615	374,296
Teradyne, Inc.	5,715	627,850
Texas Instruments, Inc.	32,149	6,300,883
		183,975,196

Software - 13.7%
Adobe, Inc.(a)	15,468	6,783,646
Akamai Technologies, Inc.(a)	5,300	427,604
ANSYS, Inc.(a)	2,976	991,752
Autodesk, Inc.(a)	7,570	2,075,770
Cadence Design Systems, Inc.(a)	9,664	2,420,832
Fair Isaac Corp.(a)	780	1,471,353
Microsoft Corp.	262,269	104,118,170
Oracle Corp.	56,657	9,408,461
Paycom Software, Inc.	1,637	359,272
PTC, Inc.(a)	4,272	699,027
Roper Technologies, Inc.	3,734	2,182,523
Salesforce, Inc.	33,650	10,022,653
ServiceNow, Inc.(a)	7,185	6,680,326
Synopsys, Inc.(a)	5,409	2,473,428
Tyler Technologies, Inc.(a)	1,460	888,308
Workday, Inc. - Class A(a)	7,506	1,976,630
		152,979,755

Telecommunications - 1.5%
Arista Networks, Inc.(a)	36,409	3,387,857
Cisco Systems, Inc.	140,568	9,011,815
Corning, Inc.	27,125	1,360,319
Juniper Networks, Inc.	11,708	423,830
Motorola Solutions, Inc.	5,842	2,571,765
		16,755,586

Transportation - 1.4%
C.H. Robinson Worldwide, Inc.	4,068	413,390
CSX Corp.	68,020	2,177,320
Expeditors International of Washington, Inc.	4,876	572,247
J.B. Hunt Transport Services, Inc.	2,726	439,404
Norfolk Southern Corp.	7,931	1,949,043
Old Dominion Freight Line, Inc.	6,649	1,173,549
Union Pacific Corp.	21,372	5,272,259
United Parcel Service, Inc. - Class B	25,771	3,067,522
		15,064,734
TOTAL COMMON STOCKS (Cost $914,977,990)		1,099,820,599

REAL ESTATE INVESTMENT TRUSTS - 1.0%
AvalonBay Communities, Inc.	4,941	1,117,556
Camden Property Trust	3,680	456,541
Equinix, Inc.	3,384	3,061,234
Equity Residential	12,060	894,490
Mid-America Apartment Communities, Inc.	4,028	677,187
Prologis, Inc.	32,597	4,039,420
Weyerhaeuser Co.	25,821	777,212
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,202,079)		11,023,640

RIGHTS - 0.0%(b)
Healthcare - Products - 0.0%
ABIOMED, Inc., Expires , Exercise Price $0.00 (a)	405	0
TOTAL RIGHTS (Cost $0)		0

TOTAL INVESTMENTS - 99.7% (Cost $925,180,069)		1,110,844,239
Other Assets in Excess of Liabilities - 0.3%		3,175,395
TOTAL NET ASSETS - 100.0%		$1,114,019,634

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

SP Funds S&P 500 Sharia Industry Exclusions ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,099,820,599	$—	$—	$1,099,820,599
Real Estate Investment Trusts	11,023,640	—	—	11,023,640
Rights	—	—	0	0	(a)
Total Investments	$1,110,844,239	$—	$0	$1,110,844,239

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.

The following is a reconciliation of Level 3 investments for the SP Funds S&P 500 Sharia Industry Exclusions ETF for which significant unobservable inputs were used to determine fair value:

Rights(a)

Balance as of November 30, 2024	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—

Balance as of February 28, 2025	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at February 28, 2025:
$—

(a)	The securities (Rights) are classified as Level 3 securities due to a lack of market activity.